Other financial assets and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
IFRS Text Block [Abstract]
Summary of detailed information about other financial assets and other noncurrent assets

	As of December 31,
in €‘000	2025	2024
Loans receivable (net of expected credit loss)	11,500	1,548
Deposits	2,173	1,847
Equity investment	5,984	6,747
Other financial assets[1]	40,860	1,576
Total	60,517	11,718

[1]Increase in Other financial assets primarily relates to deferred consideration from the acquisition of IMG (see Note 3).